Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill
The following summarizes our goodwill activity during the years ended December 31, 2023 and 2022:

Total
Goodwill—December 31, 2021	$2,171,526
Impairment	—

Goodwill—December 31, 2022	2,171,526
Impairment	—

Goodwill—December 31, 2023	$2,171,526